Licensed Copyrights, Net - Schedule of Licensed Copyrights, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Broadcasting Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	¥ 37,511,847		¥ 32,038,423
Finite-Lived License Agreements, Accumulated Amortization	(29,687,867)		(24,500,895)
Finite-Lived License Agreements, Impairment Amount	(353,586)		(25,317)
Finite-Lived License Agreements, Net	7,470,394	$ 1,144,888	7,512,211
Finite-Lived License Agreements, Gross, Current	8,661,499		11,752,412
Finite-Lived License Agreements, Accumulated Amortization, Current	(7,591,792)		(10,502,214)
Finite-Lived License Agreements, Impairment Amount, Current	(34,368)		(25,317)
Net carrying value, current portion	1,035,339	158,673	1,224,881
Gross carrying value, non-current portion	28,850,348		20,286,011
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(22,096,075)		(13,998,681)
Finite-Lived License Agreements, Impairment Amount, Non-current	(319,218)		0
Net carrying value, non-current portion	6,435,055	986,215	6,287,330
Sublicensing Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	5,962,743		4,632,586
Finite-Lived License Agreements, Accumulated Amortization	(5,962,743)		(4,632,586)
Finite-Lived License Agreements, Impairment Amount	0		0
Finite-Lived License Agreements, Net	0	0	0
Finite-Lived License Agreements, Gross, Current	5,962,743		4,632,586
Finite-Lived License Agreements, Accumulated Amortization, Current	(5,962,743)		(4,632,586)
Finite-Lived License Agreements, Impairment Amount, Current	0		0
Net carrying value, current portion	0	0	0
Gross carrying value, non-current portion	0		0
Finite-Lived License Agreements, Accumulated Amortization, Non-current	0		0
Finite-Lived License Agreements, Impairment Amount, Non-current	0		0
Net carrying value, non-current portion	0	0	0
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	43,474,590		36,671,009
Finite-Lived License Agreements, Accumulated Amortization	(35,650,610)		(29,133,481)
Finite-Lived License Agreements, Impairment Amount	(353,586)		(25,317)
Finite-Lived License Agreements, Net	7,470,394	1,144,888	7,512,211
Finite-Lived License Agreements, Gross, Current	14,624,242		16,384,998
Finite-Lived License Agreements, Accumulated Amortization, Current	(13,554,535)		(15,134,800)
Finite-Lived License Agreements, Impairment Amount, Current	(34,368)		(25,317)
Net carrying value, current portion	1,035,339	158,673	1,224,881
Gross carrying value, non-current portion	28,850,348		20,286,011
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(22,096,075)		(13,998,681)
Finite-Lived License Agreements, Impairment Amount, Non-current	(319,218)		0
Net carrying value, non-current portion	¥ 6,435,055	$ 986,215	¥ 6,287,330